Consolidated Balance Sheets (FY) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 116,292	$ 110,175
Restricted cash and cash equivalents	11,100	11,241
Customer accounts receivable (less allowance for doubtful accounts)	83,591	50,043
Other accounts receivable	35,731	27,196
Unbilled revenue	33,207	35,314
Fuel inventory, at average cost	83,061	82,836
Materials and supplies, at average cost	118,858	92,671
Energy risk management assets	7,023	23,355
Accumulated deferred fuel	22,910	20,112
Cash surrender value of company-/trust-owned life insurance policies	86,096	80,391
Prepayments	7,711	7,911
Regulatory assets	19,807	22,461
Other current assets	12,688	1,256
Total current assets	638,075	564,962
Property, plant, and equipment
Property, plant, and equipment	4,982,255	3,728,477
Accumulated depreciation	(454,874)	(303,727)
Net property, plant, and equipment	4,527,381	3,424,750
Construction work in progress	117,630	354,045
Total property, plant, and equipment, net	4,645,011	3,778,795
Equity investment in investee	17,072	18,172
Goodwill	1,490,797	1,490,797
Prepayments	25,949	2,251
Operating lease right of use assets	28,791	0
Restricted cash and cash equivalents	15,203	18,670
Note receivable	15,198	15,829
Regulatory assets	422,431	425,330
Intangible assets	138,103	84,307
Other deferred charges	39,668	37,701
Total assets	7,476,298	6,436,814
Current liabilities
Long-term debt and finance leases due within one year	125,986	21,128
Accounts payable	158,863	156,589
Accounts payable - affiliate	33,780	0
Customer deposits	58,289	61,736
Provision for rate refund	38,903	35,842
Taxes payable, net	8,931	43,674
Interest accrued	19,001	15,828
Energy risk management liabilities	4,113	468
Regulatory liabilities - other	6,675	2,496
Deferred compensation	12,115	10,753
Other current liabilities	44,683	30,536
Total current liabilities	511,339	379,050
Long-term liabilities and deferred credits
Accumulated deferred federal and state income taxes, net	657,058	608,030
Postretirement benefit obligations	283,075	249,264
Regulatory liabilities - other	0	2,496
Regulatory liabilities - deferred taxes, net	146,948	155,537
Restricted storm reserve	12,285	15,485
Deferred lease revenue	49,862	0
Intangible liabilities	31,872	0
Asset retirement obligations	23,173	6,881
Operating lease liabilities	25,779	0
Other deferred credits	27,222	20,846
Total long-term liabilities and deferred credits	1,257,274	1,058,539
Long-term debt and finance leases, net	3,064,679	2,874,485
Total liabilities	4,833,292	4,312,074
Commitments and contingencies (Note 15)
Member's equity
Member's equity	2,643,006	2,124,740
Total liabilities and member's equity	$ 7,476,298	$ 6,436,814